UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2005
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA February 14, 2006

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total:   $105,705


List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1690    50752 SH       SOLE                                      50752
APPLIED MATLS INC COM          COM              038222105      252    14025 SH       SOLE                                      14025
BEST BUY INC COM               COM              086516101     3015    69352 SH       SOLE                     5000             64352
BRITISH PETE PLC AMERN SH      COM              055622104      209     3261 SH       SOLE                                       3261
CENDANT CORP COM               COM              151313103     7778   450924 SH       SOLE                    92800            358124
CISCO SYS INC COM              COM              17275R102      699    40843 SH       SOLE                    30000             10843
CITIGROUP INC COM              COM              172967101     5732   118121 SH       SOLE                    18389             99732
CONTINUCARE CORP COM           COM              212172100      202    84000 SH       SOLE                    84000
COUNTRYWIDE FINANCIAL COM      COM              222372104     3931   114985 SH       SOLE                    10000            104985
CP POKPHAND LTD SPONSORED ADR  COM              125918102       50    36765 SH       SOLE                                      36765
ERICSSON L M TEL CO ADR REG    COM              294821608     2064    60006 SH       SOLE                      440             59566
EXXON MOBIL CORP COM           COM              30231G102      244     4352 SH       SOLE                                       4352
FREESCALE SEMICONDUCTR CL B    COM              35687M206      541    21510 SH       SOLE                      585             20925
GENERAL ELEC CO COM            COM              369604103      462    13179 SH       SOLE                                      13179
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        1    15000 SH       SOLE                    15000
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105     3657    72440 SH       SOLE                     1000             71440
HALLWOOD GROUP INC COM NEW     COM              406364406     1915    24595 SH       SOLE                    24500                95
HARRAHS ENTMT INC COM          COM              413619107     8215   115236 SH       SOLE                    18077             97159
IVAX CORP COM                  COM              465823102     4405   140600 SH       SOLE                                     140600
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     3219   103518 SH       SOLE                                     103518
LSI LOGIC CORP COM             COM              502161102     2773   346637 SH       SOLE                    34000            312637
MERRILL LYNCH & CO INC COM     COM              590188108     5712    84331 SH       SOLE                    10000             74331
MICROSOFT CORP COM             COM              594918104      254     9722 SH       SOLE                                       9722
MORGAN J P & CO INC COM        COM              46625H100     5368   135259 SH       SOLE                    20200            115059
MOTOROLA INC COM               COM              620076109     5911   261654 SH       SOLE                    35300            226354
NORTEL NETWORKS CORP COM       COM              656568102     1800   588150 SH       SOLE                   100000            488150
NOVARTIS A G SPONSORED ADR     COM              66987v109     4223    80470 SH       SOLE                                      80470
PHH CORP COM NEW               COM              639920202      534    19058 SH       SOLE                     3139             15919
PIONEER DRILLING CO COM        COM              723655106     3443   192050 SH       SOLE                    35000            157050
QWEST COMMUNICATIONS           COM              749121109     3920   693779 SH       SOLE                   131914            561865
REGIONS FINANCIAL CORP COM     COM              7591EP100      710    20786 SH       SOLE                                      20786
SCIENTIFIC ATLANTA INC COM     COM              808655104     6078   141125 SH       SOLE                     5100            136025
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      393    11276 SH       SOLE                                      11276
TEXAS INSTRS INC COM           COM              882508104     4401   137233 SH       SOLE                    22250            114983
TIME WARNER INC COM            COM              887317105     4219   241917 SH       SOLE                    62400            179517
VIACOM INC CL B                COM              92553P201     4572   111098 SH       SOLE                    18115             92983
VODAFONE AIRTOUCH PLC SPONSORE COM              92857W100     3099   144345 SH       SOLE                    20000            124345
HILTON HOTELS CORP             CORP             432848AR0       11    10000 PRN      SOLE                                      10000